VIA EDGAR & E-MAIL

February 8, 2019

Mr. David Orlic

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:

FS Variable Separate Account (“Registrant”)

The United States Life Insurance Company in the City of New York

(“Depositor”)

Polaris Platinum III Variable Annuity

Post-Effective Amendment No. 22 and Amendment No. 22 on Form N-4

File Numbers: 333-178841 and 811-08810

Dear Mr. Orlic:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 22 and Amendment No. 22 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of this 485(a) filing is to add new optional [Polaris Income Plus Flex] and [Polaris Income Plus Daily Flex] guaranteed living benefit features (“GLB”) for prospectively issued contracts in an additional prospectus. We will continue to offer the current Polaris Income Plus and Polaris Income Plus Daily guaranteed living benefit features for prospectively issued contracts in a separate prospectus.

The GLBs will allow contract owners flexibility to make changes to Covered Person(s) and Income Options. If the Income Option election is changed, there is a one-time [Lifetime Income Option Change Fee] that will be assessed and deducted from the contract value. We have filed bracketed guaranteed living benefit feature names, fees and investment requirements for the purpose of the 485(a) filing. The guaranteed living benefit feature names, fees and investment requirements will be filed in a subsequent Post-Effective Amendment 485(b) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing.

Both the Formula and Examples of Calculations of Fee and Optional Living Benefit Examples appendices related to the new GLB features will be updated and filed in the same subsequent Post-Effective Amendment 485(b) filing.

Registrant does not intend for this Post-Effective Amendment No. 22 and Amendment No. 22 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective prospectus, Statement of Additional Information or supplements thereto.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent in the subsequent Post-Effective Amendment 485(b) filing.

Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the “(b)(1)(vii) Letter”) requesting that the modifications in the Amendments be used as a template for other existing registration statements (“Other Filings”). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.

The Amendments will automatically become effective on April 9, 2019. We kindly request that the Staff provide comments no later than March 11, 2019. We would then have sufficient time to work with the Staff to address any comments and file the subsequent 485(b) amendment reflecting those comments. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee